AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER  6, 1996.
                                                              File Nos. 33-42864
                                                                    and 811-6412


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.
   Post-Effective Amendment No. _9_                              _X_
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.                _9_                              _X_


                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034 (Address of Principal Executive Offices) (Zip Code11)

               Registrant's Telephone Number, including Area Code:
                                 (617) 210-3200

         Rosemary D. Van Antwerp, Esq., 200 Berkeley Street, Boston, MA
                                   02116-5034
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

---  immediately upon filing pursuant to paragraph (b)

-X-  on December 10, 1996 pursuant to paragraph (b)

---  60 days after filing pursuant to paragraph (a)(1)

---  on (date) pursuant to paragraph (a)(1)

---  75 days after filing pursuant to paragraph (a)(2)

---  on (date) pursuant to paragraph (a)(2)


   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of shares under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1996 was filed on November 27, 1996.

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT No. 9
                                       to
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 9 to Registration Statement No.
33-42864/811-6412 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - and SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                               Management Services

                                  Undertakings

                        Location of Accounts and Records

                                   Signatures

                     Exhibits (including Powers of Attorney)

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities of 1933.

Items in
Part A of
Form N-1A           Prospectus Caption
---------           ------------------

    1               Cover Page

    2               Fee Table

    3               Financial Highlights
                    Performance Data

    4               Cover Page
                    The Fund
                    Investment Objective and Policies
                    Risk Factors
                    Investment Restrictions
                    Additional Investment Information

    5               Fund Management and Expenses
                    Additional Information

    5A              Not applicable

    6               The Fund
                    Dividends and Taxes
                    How to Buy Shares
                    Alternative Sales Options
                    Fund Shares
                    Shareholder Services

    7               Pricing Shares
                    Fund Management and Expenses
                    How to Buy Shares
                    Alternative Sales Options
                    Distribution Plan
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable

Items in
Part B of
Form N-1A           Statement of Additional Infomation Caption
---------           ------------------------------------------

   10               Cover Page

   11               Table of Contents

   12               Not applicable

   13               Investment Restrictions
                    Appendix

   14               Trustees and Officers

   15               Additional Information

   16               Investment Adviser
                    Distributor
                    Distribution Plan
                    Additional Information

   17               Brokerage

   18               Declaration of Trust

   19               Valuation of Securities
                    Distribution Plan

   20               Distributions and Taxes

   21               Distributor

   22               Standardized Total Return and Yield Quotations

   23               Financial Statements

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART A

                                   PROSPECTUS

KEYSTONE INSTITUTIONAL
ADJUSTABLE RATE FUND
PROSPECTUS DECEMBER 10, 1996

  Keystone Institutional Adjustable Rate Fund (the "Fund") is a diversified, open-end management investment company, commonly known as a mutual fund, that seeks a high level of current income, consistent with low volatility of principal, by investing under ordinary circumstances at least 65% of its assets in adjustable rate securities. Such securities include adjustable rate mortgage securities that are issued or guaranteed by the United States ("U.S.") government, its agencies or instrumentalities. The Fund does not attempt to maintain a constant price per share. The Fund does, however, follow a strategy that seeks to minimize changes in its net asset value per share by investing primarily in adjustable rate securities whose interest rates are periodically reset when market rates change.

  The Fund is designed for institutional investors and seeks to provide a relatively stable net asset value while providing high current income relative to high-quality, short-term investment alternatives.

  The Fund offers Class Y and Z shares. Information on share classes and their fee and sales charge structures may be found in the "Fee Table," "How to Buy Shares," "Alternative Sales Options," "Distribution Plan" and "Fund Shares" sections of this prospectus.

  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated December 10, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.

KEYSTONE INSTITUTIONAL
  ADJUSTABLE RATE FUND
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-633-2700

TABLE OF CONTENTS
                                                        Page
Fee Table .........................................        2
Financial Highlights ..............................        3
The Fund ..........................................        5
Investment Objective and Policies .................        5
Investment Restrictions ...........................        7
Risk Factors ......................................        7
Pricing Shares ....................................        9
Dividends and Taxes ...............................       10
Fund Management and Expenses ......................       10
How to Buy Shares .................................       12
Alternative Sales Options .........................       13
Distribution Plan .................................       14
How to Redeem Shares ..............................       14
Shareholder Services ..............................       15
Performance Data ..................................       16
Fund Shares .......................................       16
Additional Information ............................       16
Additional Investment Information .................      (i)

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE


                 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class of shares of the Fund will bear directly or indirectly. For a more complete description of the various costs and expenses, see the "Fund Management and Expenses" and "Distribution Plan" sections of this prospectus.


ANNUAL FUND OPERATING EXPENSES(1)                                                        CLASS Y        CLASS Z(2)
  (as a percentage of average net assets)                                                 SHARES          SHARES
                                                                                      --------------  --------------
Management Fees ......................................................................    0.30%           0.30%
12b-1 Fees ...........................................................................    0.25%           0.00%
Other Expenses .......................................................................    0.00%           0.00%
                                                                                          ----            ----
Total Fund Operating Expenses ........................................................    0.55%           0.30%
                                                                                          ====            ====

EXAMPLE(3)                                                      1 YEAR           3 YEARS          5 YEARS         10 YEARS
                                                                ------           -------          -------         --------
You would pay the following expenses on a $1,000 investment
in the Fund, assuming (1) 5% annual return and (2)
redemption at the end of each period:
  Class Y .................................................       $6               $18              $31              $69
  Class Z .................................................       $3               $10              $17              $38

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN THOSE SHOWN.

----------

(1) Expense ratios are for the Fund's fiscal year ended September 30, 1996.
(2) Class Z shares are available only to certain investors. See "Alternative Sales Options -- Class Z Shares."
(3) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.



                             FINANCIAL HIGHLIGHTS

                 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                CLASS Y SHARES


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.


                           YEAR ENDED SEPTEMBER 30,    MAY 23, 1994 (DATE OF
                           ------------------------   INITIAL PUBLIC OFFERING)
                            1996(b)         1995       TO SEPTEMBER 30, 1994
                             -----          ---       ------------------------
NET ASSET VALUE
BEGINNING OF YEAR ......     $9.65         $9.61               $9.73
                             -----         -----               -----
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income ..      0.65          0.64                0.17
Net realized and
  unrealized loss on
  investments ..........     (0.03)        (0.02)              (0.13)
                             -----         -----               -----
Total from investment
  operations ...........      0.62          0.62                0.04
                             -----         -----               -----
LESS DISTRIBUTIONS FROM:
Net investment income ..     (0.58)        (0.53)              (0.16)
In excess of net
  investment income ....     (0.01)        (0.05)                  0
                             -----         -----               -----
Total distributions ....     (0.59)        (0.58)              (0.16)
                             -----         -----               -----
NET ASSET VALUE END OF
  YEAR .................     $9.68         $9.65               $9.61
                             =====         =====               =====
TOTAL RETURN ...........      6.60%         6.60%               0.35%

RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses .......      0.55%         0.55%               0.43%(a)
  Net investment income       6.64%         6.70%               5.03%(a)
Portfolio turnover rate         85%           56%                 63%
                             -----         -----               -----
NET ASSETS END OF YEAR
  (THOUSANDS) ..........   $14,361        $2,871               $   1

------------
(a) Annualized.
(b) Per share calculations based on weighted average shares outstanding.

                             FINANCIAL HIGHLIGHTS

                 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                CLASS Z SHARES


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                            YEAR ENDED SEPTEMBER 30,
                                      ---------------------------------------------------------------------
                                       1996(a)         1995           1994          1993(a)         1992

NET ASSET VALUE BEGINNING OF YEAR       $  9.65        $  9.61        $  9.93        $  9.88        $ 10.00
                                        -------        -------        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............         0.64           0.63           0.63           0.54           0.67
Net realized and unrealized gain
  (loss) on investments ..........         0.00           0.01          (0.49)         (0.01)         (0.15)
                                        -------        -------        -------        -------        -------
Total from investment operations .         0.64           0.64           0.14           0.53           0.52
                                        -------        -------        -------        -------        -------

LESS DISTRIBUTIONS FROM:
Net investment income ............        (0.60)         (0.55)         (0.44)         (0.48)         (0.64)
In excess of net investment income        (0.01)         (0.05)         (0.02)             0              0
                                        -------        -------        -------        -------        -------
Total distributions ..............        (0.61)         (0.60)         (0.46)         (0.48)         (0.64)
                                        -------        -------        -------        -------        -------

NET ASSET VALUE END OF YEAR ......       $ 9.68        $  9.65        $  9.61        $  9.93        $  9.88
                                         ======        =======        =======        =======        =======

TOTAL RETURN .....................         6.86%          6.87%          1.43%          5.53%          5.46%

RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses .................         0.30%          0.30%          0.30%          0.30%          0.30%
  Net investment income ..........         6.84%          6.61%          5.15%          5.46%          6.83%
Portfolio turnover rate ..........           85%            56%            63%            81%            88%
                                        -------        -------        -------        -------        -------
NET ASSETS END OF YEAR (THOUSANDS)      $65,974        $23,616        $25,200        $60,035        $51,625
                                        -------        -------        -------        -------        -------


(a) Per share calculations based on weighted average shares outstanding.


THE FUND
  The Fund was formed as a Massachusetts business trust on June 19, 1991. The Fund is one of more than thirty funds advised by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
  The Fund seeks a high level of current income consistent with low volatility of principal. The investment objective of the Fund is fundamental and may not be changed without approval of the holders of a majority (as defined in the Investment Company Act of 1940 ("1940 Act") of the Fund's outstanding shares (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

PERMITTED INVESTMENTS
   Under ordinary circumstances, the Fund invests at least 65% of its assets in mortgage securities or other securities collateralized by or representing an interest in a pool of mortgages (collectively, "Mortgage Securities"), which securities have interest rates that reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  The Fund does not attempt to maintain a constant price per share. However, the Fund does follow a strategy that seeks to minimize changes in its net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The average dollar weighted reset period of adjustable rate securities held by the Fund will not exceed one year. The Fund seeks to provide a relatively stable net asset value while providing high current income relative to high-quality, short-term investment alternatives.

INVESTMENT POLICIES AND APPROACH
  Keystone believes that, by investing primarily in Mortgage Securities with adjustable rates of interest, the Fund will achieve a less volatile net asset value per share than is characteristic of mutual funds that invest primarily in U.S. government securities paying a fixed rate of interest.


  Unlike fixed rate mortgages and loans that generally decline in value during periods of rising interest rates, adjustable rate Mortgage Securities ("ARMS") allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages or loans, resulting in both higher current yields and lower price fluctuations in the Fund's net asset value per share. The Fund is also affected by decreases in interest rates through periodic decreases in the coupons of the underlying mortgages or loans resulting in lower income to the Fund. This downward adjustment results in lower price fluctuations in the net asset value per share in a decreasing interest rate environment. As the interest rates on the mortgages or loans underlying the Fund's investments are reset periodically, coupons of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value per share of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed rate mortgages.

  The portion of the Fund that is not invested in ARMS, if any, is intended to increase the Fund's total return from changes in market rates while not materially increasing the volatility of the net asset value per share.

  The Fund intends to follow the policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.


PERMITTED  INVESTMENTS
  The Fund invests in Mortgage Securities that are issued or guaranteed by the U.S. government, one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government.

  The Fund invests in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by U.S. governmental lenders and guaranteed, to the extent provided in such securities, by the U.S. government, its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.


  The guaranteed mortgage pass-through securities in which the Fund invests include those issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the U.S. government. FNMA is a federally chartered, privately owned corporation. FHLMC is a corporate instrumentality of the U.S. government. FNMA and FHLMC certificates are not backed by the full faith and credit of the U.S. government and are supported only by the credit of FNMA and FHLMC, which have the right to borrow to meet their obligations from an existing line of credit with the U.S. Treasury. Although their close relationship with the U.S. government is believed to make them high quality securities with minimal credit risks, the U.S. government is not obligated by law to support either FNMA or FHLMC. Historically, however, there have been no defaults in any FNMA or FHLMC issues.

  Certificates for Mortgage Securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

  Adjustable rate mortgages are an important form of residential financing. Generally, adjustable rate mortgages are mortgages that have a specified maturity date and amortize in a manner similar to that of a fixed rate mortgage. As a result, in periods of declining interest rates there is a reasonable likelihood that adjustable rate mortgages will behave like fixed rate mortgages in that current levels of prepayments of principal on the underlying mortgages could accelerate. However, one difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgages the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due a holder of an adjustable rate mortgage is calculated by adding a specified additional amount (margin) to the index, subject to limitations or "caps" on the maximum and minimum interest rate that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes in that interest rate during a given period. It is these special characteristics, unique to the adjustable rate mortgages underlying the ARMS in which the Fund invests, that are believed to make ARMS attractive investments for seeking to accomplish the Fund's objective. For further information, see "Prepayments" in the section on "Risk Factors."


OTHER PERMITTED INVESTMENTS
  The Fund may invest in collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to invest only in CMOs that, in Keystone's opinion, are suitable in light of the Fund's investment objective and policies. For further information, see "Additional Investment Information."


  In addition, the Fund may enter into repurchase agreements and reverse repurchase agreements for eligible securities and U.S. government obligations. For further information, see "Additional Investment Information."

  The Fund may also invest up to 35% of its assets under ordinary circumstances and up to 100% of its assets for temporary defensive purposes in obligations of the U.S. government, its agencies or instrumentalities, such as the Federal Home Loan Banks, FNMA, GNMA, FHLMC or the Federal Farm Credit Banks.

  The Fund may assume a temporary defensive position, for example, upon Keystone's determination that market conditions so warrant. The Fund may not be pursuing its investment objective when it assumes a temporary defensive position.

  The Fund will not invest in derivative Mortgage Securities other than the CMOs described in "Additional Investment Information."


INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the approval of a 1940 Act majority of the Fund's outstanding shares. These restrictions and certain other fundamental and non-fundamental restrictions are set forth in detail in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

  Generally the Fund may not do the following: (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer; this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and (2) borrow money or enter into reverse repurchase agreements, except that the Fund may (a) enter into reverse repurchase agreements or (b) borrow money from banks for temporary or emergency purposes in aggregate amounts of up to one-third of the value of the Fund's net assets; provided that, while borrowings exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made.

RISK FACTORS
  Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses.

  By itself, the Fund does not constitute a balanced investment program. Investors should take into account their investment objectives as well as other investments when considering the purchase of shares of any investment company.

  Certain risks related to the Fund are discussed below. In addition to the risks discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

  Should the Fund need to raise cash to meet a large number of redemptions the Fund might have to sell portfolio securities at a time when it would be disadvantageous to do so.

INTEREST RATE RISK
  The values of fixed-rate securities fluctuate in response to changes in interest rates; generally rising when interest rates decline, and falling, when interest rates rise. As a result, if interest rates increase after a security is purchased, the security, if sold prior to maturity, may return less than its cost. The corresponding increase or decrease in the value of fixed-rate securities generally becomes more significant for instruments with longer remaining maturities or longer expected remaining lives. Moreover, investment yields on relatively short-term investments are subject to substantial and rapid fluctuation.

PREPAYMENTS
  The Mortgage Securities in which the Fund principally invests differ from conventional bonds in that principal is repaid over the life of the investment rather than at maturity. As a result, the holder of the investment (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages or loans. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is higher or lower than the rate on the existing investment.

RESETS
  The Fund invests in ARMS and adjustable rate CMOs that hold securities whose interest rates are readjusted at intervals of up to three years (generally one year or less) to an increment over some predetermined interest rate index.


  There are three main categories of indices: (1) those based on U.S. Treasury securities; (2) those derived from a calculated measure, such as a cost of funds index; or (3) a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank and commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.


  The Fund's net asset value per share could vary to the extent that current interest rates on Mortgage Securities are different than market interest rates during periods between coupon reset dates. During periods of rising or falling interest rates, changes in the coupon rate lag behind changes in the market rate possibly resulting in a net asset value per share that is slightly lower or higher, as the case may be, until the coupon resets to market rates. Shareholders could lose some of their principal loss if they sold their shares of the Fund during periods of rising interest rates before the interest rates on the underlying mortgages or loans were adjusted to reflect current market rates. During periods of fluctuations in interest rates, the Fund's net asset value per share will fluctuate as well.

CAPS AND FLOORS
  The Fund invests in ARMS and CMOs whose underlying securities will frequently have "caps" and "floors" that limit the maximum amount by which the loan rate to the borrower may change up or down per reset or adjustment interval and over the life of the loan.

  The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of loans or mortgages held as investments to reach their maximum allowable annual or lifetime reset limits (cap rates). An increase in interest rates above the cap rates would cause such mortgages or loans to "cap out" and to behave more like long-term fixed rate debt securities. Conversely, the Fund will not benefit from decreases in interest rates to the extent that prepayments increase. In addition, when interest rates decline, the Fund's income will be reduced when the interest rates on underlying adjustable rate mortgages are reduced.

ADDITIONAL FACTORS
  In an environment where interest rates on short-term fixed-rate debt securities are rising faster than interest rates on long-term fixed-rate debt securities, the market value of Mortgage Securities will typically underperform other fixed-rate debt securities. In addition, because of the user risk described above, the Fund's investments may not perform as expected.

  ARMS are less effective as a means of "locking in" long-term interest rates than fixed-rate debt securities, since their market values will generally vary inversely with changes in market interest rates, (i.e., declining when interest rates rise and rising when interest rates decline). However, the market value of ARMS is less likely to decline than fixed-rate debt securities of comparable maturities during periods of rapidly rising rates. In addition, ARMS have less potential than fixed-rate debt securities for capital appreciation due to their adjustable rate features and the likelihood of increased prepayments of mortgages as interest rates decline.

  If ARMS are purchased at a premium, unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid over the face value of the security. On the other hand, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income.

  While the Fund may invest in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, the market value of such securities is not guaranteed.

  For further information about the risks associated with the Fund's investments and investment techniques, see the section of this prospectus entitled "Additional Investment Information" and the statement of additional information.

PRICING SHARES
  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for purposes of pricing Fund shares) except on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.


  The Fund values most of its securities at the mean of the bid and asked price at the time of valuation and values other securities at fair value according to procedures established by the Board of Trustees, including valuing certain of its fixed rate Mortgage Securities on the basis of valuations provided by a pricing service approved by the Fund's Board of Trustees, which uses information with respect to transactions in Mortgage Securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value.


  The Fund values securities (1) with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; (2) securities with remaining maturities of more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; (3) all other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

DIVIDENDS AND TAXES
  The Fund has qualified, and intends to continue to qualify, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  If the Fund qualifies as a regulated investment company, and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly and declare and distribute all net realized capital gains if any, annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash.

  Because Class Y shares bear most of the costs of distribution of such shares through an annual distribution fee, expenses attributable to Class Y shares will generally be higher than those of Class Z shares, and income distributions paid by the Fund with respect to Class Z shares will generally be greater than those paid with respect to Class Y shares.

  Dividends and distributions other than capital gains dividends, are taxable as ordinary income to shareholders who are subject to federal income taxes and may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

  Any such distribution declared in October, November or December to shareholders of record in such month and paid by the following January 31 would be includable in the taxable income of shareholders as if paid on December 31 of the year in which the distribution was declared.

  The Fund intends to distribute its net long-term capital gains as capital gain dividends; such dividends are treated by shareholders as long-term capital gains. Such distributions will be designated as long-term capital gain dividends by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's fiscal year. If a shareholder receives a capital gain dividend, then any allowable loss on disposition of Fund shares will be treated as a long-term capital loss to the extent of such capital gain dividend, if such shares have been held for six months or less.


  Since none of the Fund's income will consist of corporate dividends, no distributions will qualify for the corporate dividends received deduction.


FUND MANAGEMENT AND EXPENSES

BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the general supervision of the Fund's Board of Trustees, Keystone is responsible for the overall management of the Fund's business and affairs.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert
H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.


  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone provides investment advisory and management services to the Fund. The Fund pays Keystone a fee for its services at the annual rate of 0.30% of the average daily net asset value of the shares of the Fund. A pro-rata portion of the fee is payable in arrears at the end of each day or calendar month as Keystone may, from time to time, specify to the Fund.


  The Advisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by (i) the Fund's Board of Trustees or by vote of a majority of the outstanding shares of the Fund and (ii) by the vote of a majority of the Independent Trustees (Trustees who are not interested persons, as defined in the 1940 Act of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone, or by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its assignment.

  Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC") (the "Merger"). The surviving corporation will assume the name of "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

  If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of the Advisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreement.

   In addition to an assignment of the Fund's Advisory Agreement, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Principal Underwriting Agreement between the Fund and Fiduciary Investment Company, the Fund's Principal Underwriter ("FICO"). As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between Keystone Investment Distributors Company ("KIDC") and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. KIDC is a wholly owned subsidiary of Keystone. It is currently anticipated that on or about January 2, 1997, Furman Selz LLC will transfer EFD and Furman Selz LLC's related services to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer, (i) a new principal underwriting agreement between KIDC and EFD with respect to the Fund; (ii) a new marketing services agreement between EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO MANAGER
  Christopher P. Conkey has been the Fund's portfolio manager since 1991. Mr. Conkey is a Keystone Senior Vice President and Group Leader for the high grade fixed income area. Mr. Conkey joined Keystone as a fixed income portfolio manager in January, 1988.

FUND EXPENSES
  Pursuant to the Advisory Agreement, Keystone has agreed to pay certain of the Fund's expenses, including expenses of the Fund's transfer agent, custodian and auditors; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports and proxy material; and expenses of shareholders' and Trustees' meetings. In addition to the investment advisory and management fee discussed above, the principal expenses that the Fund is expected to pay include expenses of its Independent Trustees; brokerage commissions, interest charges and taxes; legal fees and certain extraordinary expenses. Each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses.

  During the fiscal year ended September 30, 1996, Keystone voluntarily limited the expenses of the Fund's Class Y and Class Z shares to .55% and .30%, respectively, of average net class assets annually. Keystone reserves the right at any time, however, to make a redetermination of whether to continue these expense limits and, if so, at what rates.

  For the fiscal year ended September 30, 1996, the Fund paid or accrued to Keystone investment management and advisory services fees of $121,105 which represented 0.30% of the Fund's average net assets. For the fiscal year ended September 30, 1996, the Fund paid .55% and .30% of the average annual net assets of the Class Y and Class Z shares, respectively, in expenses.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions, from time to time, may be affiliated with the Fund, Keystone, FICO, or their affiliates.

  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended September 30, 1996 and 1995 were 85% and 56%, respectively.

HOW TO BUY SHARES
   Shares of the Fund are sold through FICO. FICO, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. Shares are sold without a sales charge at the public offering price, which is equal to the net asset value per share next computed after the Fund receives the purchase order on each day on which the Exchange is open for business.


  Shares are held in "open accounts," i.e., they are credited to the shareholder's account on the Fund's books. No certificates are issued. All orders for the purchase of shares are subject to acceptance by the Fund, which has the right to reject any order.

  Shares become entitled to income distributions declared on the first business day following receipt by the Fund's transfer agent of payment for the shares.


OPENING AN ACCOUNT
  First, telephone Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer agent and dividend disbursing agent, toll free at 1-800-633-2700 to open an account and obtain an account or wire identification number.

  Second, arrange with your bank to wire federal funds to KIRC's agent at the following address (please include your account number)


  State Street Bank and Trust Company
  Boston, Massachusetts
  ABA 011000028 Attn: Mutual Fund Division
  For incoming wire A/C 0127-654-2
  For credit to KIARF
  Client Name and/or
  Account Number:
  ----------------------------------------------------------------------------

  Third, complete and sign the Account Application and mail it to:

  Keystone Investor Resource Center, Inc.
  P.O. Box 2121
  Boston, Massachusetts 02106-2121


  If appropriate, KIRC may require additional documentation or verification of authority.

  Information on how to wire federal funds is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge for these services. Presently, there is no fee for receipt by KIRC of federal funds wired, but the right to charge for this service is reserved.


ALTERNATIVE SALES OPTIONS
  The Fund offers two classes of shares.

CLASS Y SHARES
  Class Y shares are sold without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class Y shares are available to any investor making a minimum initial purchase aggregating $1,000,000 or more. There is no minimum amount required for subsequent purchases.


  The Fund has adopted a Distribution Plan with respect to its Class Y shares ("Class Y Distribution Plan"), that provides for payments at an annual rate of up to 0.35% of the average daily net asset value of Class Y shares, to pay expenses of the distribution of Class Y shares. Payments are expected to be at a rate of 0.25% of the average daily net assets of Class Y shares. Amounts paid by the Fund under the Class Y Distribution Plan are generally used to pay FICO and others' service fees. The Fund may also make payments to FICO, dealers and others for activities that are primarily intended to result in sales of Class Y shares, including, but not limited to, mail promotions and advertising, including the use of member name and address lists of affinity groups, professional associations, trade groups, industry associations or other associations (e.g., credit union trade groups), for which use royalty payments may be made. As a result, income distributions paid by the Fund with respect to Class Y shares will generally be less than those paid with respect to Class Z shares. See "Distribution Plan" below.

CLASS Z SHARES
  Class Z shares are sold without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class Z shares are available to the following investors making a minimum initial purchase aggregating $1,000,000 or more: officers, directors or trustees, and employees of the Fund, Keystone, FICO, or any of their affiliates, and members of the immediate families of such persons, or any trust, pension, profit-sharing, or other retirement or benefit plan for the benefit of such persons; present shareholders of Class Z shares of the Fund; and existing investment advisory clients of Keystone Institutional Company, Inc., FICO, or any of their affiliates. There is no minimum amount required for subsequent purchases.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  From time to time, FICO may provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of the Fund. In addition, from time to time, broker-dealers may receive additional cash payments. FICO may provide written information to broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers ("NASD").

  FICO may, at its own expense, pay concessions in addition to those described above to broker-dealers that satisfy certain criteria established from time to time by FICO. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.

  FICO may also pay a transaction fee (up to the level of the payments allowed to broker-dealers for the sale of such shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund.


  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.


  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as broker-dealers pursuant to state law.


DISTRIBUTION PLAN
  As discussed above, the Fund bears some of the costs of selling its Class Y shares under a Distribution Plan adopted with respect to its Class Y shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class Y Distribution Plan are limited to up to 0.35% annually of the average daily net asset value of Class Y shares.


  The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD currently limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts remaining unpaid from time to time.


  The Class Y Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of Class Y.


  Payments pursuant to the Class Y Distribution Plan are included in the operating expenses of that class.

HOW TO REDEEM SHARES
  You may redeem shares of the Fund at net asset value by mail or by using the telephone or telecommunication redemption privilege.


MAIL REDEMPTIONS
  Shares may be redeemed on each day on which the Exchange is open by mailing a written request to KIRC at the following address:

  Keystone Investor Resource Center, Inc.
  P.O. Box 2121
  Boston, Massachusetts 02106-2121


  The signatures on the written request must be PROPERLY GUARANTEED by a U.S. stock exchange member, a bank or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and KIRC's policies when the circumstances of such redemptions indicate that guaranteed signatures are appropriate, in the judgment of the Fund or KIRC, for the protection of the Fund, its shareholders and KIRC. The Fund and KIRC may waive this requirement or may require additional documentation in certain cases.

TELEPHONE OR TELECOMMUNICATION  REDEMPTIONS
  You may redeem shares on each day on which the Exchange is open for business by telephone (toll free 1-800-633-2700), mailgram, fax or other request not bearing a signature and a signature guarantee to KIRC.


  Shareholders must complete and sign the Account Application, including the Redemption Authorization Section.


  Redemption proceeds will be wired in federal funds only to the commercial bank (and account number) designated by the shareholder on the Account Application. If KIRC deems it appropriate, additional documentation may be required. Although at present KIRC pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


  Except as otherwise noted, neither the Fund, KIRC nor FICO assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over the telephone are genuine. Neither the Fund, KIRC nor FICO will be liable when following instructions received by telephone that KIRC reasonably believes to be genuine.


  Any change in the bank account designated to receive redemption proceeds must be made in another Account Application signed by the shareholder (WITH SIGNATURES PROPERLY GUARANTEED IN THE MANNER DESCRIBED ABOVE) and delivered to KIRC at the address above.


  If a shareholder redeems all the shares in an account, the shareholder will receive, in addition to the value thereof, all declared but unpaid distributions thereon.


REDEMPTION OF SHARES IN GENERAL
  The Fund reserves the right, at any time, to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment will be made within seven days after a properly completed redemption request is received.

  The Fund may temporarily suspend the right to redeem or may extend the date for payment when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.


SHAREHOLDER SERVICES


  Details on all shareholder services may be obtained from KIRC by calling toll free 1-800-633-2700 or from FICO by writing to FICO at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SUBACCOUNTS
  Special processing has been arranged with KIRC for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of KIRC's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

PERFORMANCE DATA
  From time to time, the Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts.


  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.


FUND SHARES
  The Fund currently issues Class Y and Z shares, which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses, from time to time, are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan, if any; and (3) each class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares will have no preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and freely assignable as collateral. There are no sinking fund provisions. The Fund is authorized to issue additional classes or series of shares.

  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares on all matters subject to Fund vote. Shares of the Fund vote together except when required by law to vote separately by series or class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Declaration of Trust of the Fund, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting. As prescribed by Section 16(c) of the 1940 Act, shareholders may be eligible for shareholder communication assistance in connection with the special meeting.

  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION
  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

--------------------------------------------------------------------------------
                      ADDITIONAL INVESTMENT INFORMATION
------------------------------------------------------------------------------

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing its rights. The Board of Trustees of the Fund has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.


COLLATERALIZED MORTGAGE OBLIGATIONS

  The Fund will invest only in CMOs issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to invest only in CMOs that, in Keystone's opinion, are suitable in light of the Fund's investment objective and policies. The Fund may purchase any class of CMO other than the residual (final) class or a class whose average life would extend or is shortened by more than 6 years under modeling scenarios where mortgage commitment rates immediately rise or fall 300 basis points.

  CMOs are debt obligations collateralized by Mortgage Securities and may be issued by and guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The principal governmental issuer of CMOs is FNMA. In addition, FHLMC issues a significant number of CMOs. The secondary market for CMOs is actively traded.

  CMOs are structured by redirecting the total payment of principal and interest on the underlying Mortgage Securities used as collateral to create classes with different interest rates, maturities and payment schedules. Instead of interest and principal payments on the underlying Mortgage Securities being passed through or paid pro-rata to all holders of interests in the underlying Mortgage Securities, each class of a CMO is paid from and secured by a separate priority payment of the cash flow generated by the pledged Mortgage Securities.

  Most CMO issues have at least four classes. Classes with earlier maturities receive priority on payments to assure the early maturity. After the first class is redeemed, excess cash flow not necessary to pay interest on the remaining classes is directed to the repayment of the next maturing class until that class is fully redeemed. This process continues until all classes of the CMO issue have been paid in full. Among the CMO classes available are floating (adjustable) rate classes, which have characteristics similar to ARMS and inverse floating rate classes whose coupons vary inversely with the rate of some market index.

[logo] KEYSTONE
       INVESTMENTS

       Fiduciary Investment Company, Inc.
       Keystone Investment Distributors Company
       200 Berkeley Street
       Boston, Massachusetts 02116-5034

KIARF-P 12/96
 .55M                                   [recycle logo]


                                    KEYSTONE

                                 INSTITUTIONAL
                                   ADJUSTABLE
                                   RATE FUND

                                   PROSPECTUS

                                     [logo]

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 10, 1996

     This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Institutional Adjustable Rate Fund (the "Fund") dated December 10, 1996. A copy of the prospectus may be obtained from the Fund's principal underwriter, Fiduciary Investment Company, Inc. ("FICO"), located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.



                                TABLE OF CONTENTS


                                                                 Page

         The Fund                                                  2
         Investment Restrictions                                   2
         Distributions and Taxes                                   4
         Valuation of Securities                                   4
         Brokerage                                                 5
         Distribution Plan                                         7
         Trustees and Officers                                     9
         Investment Adviser                                       13
         Distributor                                              15
         Declaration of Trust                                     17
         Expenses                                                 19
         Standardized Total Return and Yield Quotations           20
         Financial Statements                                     20
         Additional Information                                   21
         Appendix                                                A-1




                                    THE FUND


         The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on June 19, 1991. The Fund is one of more than thirty funds advised by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding voting shares (as defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         The Fund may not do the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer; this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         (2) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operations;

         (3) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a when issued basis is not deemed to be a pledge of assets;

         (4) borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such excess borrowings will be repaid before additional investments are made;

         (5) make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;

         (6) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (7) issue senior securities; the purchase or sale of securities on a when issued basis is not deemed to be the issuance of a senior security;

         (8) purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (9) purchase more than 3% of the total outstanding voting securities of any one investment company, invest more than 5% of its total assets in any one investment company or invest more than 10% of its total assets in investment companies in general, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (10) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate and may engage in financial futures contracts and related options transactions; and

         (11) underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value of a security or a decrease in Fund assets is not a violation of the limit.


                             DISTRIBUTIONS AND TAXES


         The Fund intends to distribute its net investment income daily and its net capital gains, if any, annually. You will receive distributions as shares, unless you elect, before the payable date for income dividends or the record date for capital gains distributions, to receive them as cash. Unless the Fund receives instructions to the contrary, it will assume that you wish to receive that distribution and future gains and income distributions in shares. Your instructions continue in effect until changed in writing. If you have not opted to receive cash, the Fund will determine the number of shares that you should receive based on its net asset value per share as computed at the close of business on the ex-dividend date after adjustment for the distribution.

         Capital gains distributions that reduce the net asset value of your shares below your cost are, to the extent of the reduction, a return of your investment. Since distributions of capital gains depend upon profits realized from the sale of the Fund's portfolio securities, they may or may not occur.

         Distributions are taxable whether you receive them in cash or additional shares. Long-term capital gains distributions are taxable as such regardless of how long you have held the shares. If, however, you hold the Fund's shares for less than six months and redeem them at a loss, you will recognize a long-term capital loss to the extent of the long-term capital gain distribution received in connection with such shares.

         The Fund intends to distribute only such net capital gains and income as it has predetermined, to the best of its ability, to be taxable as ordinary income. The Fund distributes its net investment income on a federal income tax basis, not based on distributable income as computed on our books. The Fund does not expect its income dividends to qualify for the corporate dividends received deduction.

         The Fund will advise you annually as to the federal income tax status of your distributions. These comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Your dividends and distributions may also be subject to state and local taxes.


                             VALUATION OF SECURITIES


         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities for which market quotations are readily available are valued at market value, which is deemed to be the mean of the bid and asked prices at the time of valuation;

         (2) (a) short-term investments that are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

             (b) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

           (c) short-term instruments having maturities of more than sixty days, for which market quotations are readily available, are valued at current market value; and

         (3) securities, including restricted securities, for which market quotations are not readily available, and other assets are valued at prices deemed in good faith to be fair under procedures established by the Fund's Board of Trustees.

         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing certain securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such obligations will be based upon their fair value determined under procedures that have been approved by the Board of Trustees. The Board of Trustees has authorized the use of a pricing service to determine the fair value of the Fund's fixed rate mortgage securities.


                                    BROKERAGE


         It is the policy of Keystone, in effecting transactions in the Fund's portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid; the efficiency with which the transaction is effected; the broker's ability to effect the transaction at all where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund is considered to be in addition to, and not in lieu of, services required to be performed by Keystone under its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"). The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone does follow such a practice, it will do so on a basis that is fair and equitable to the Fund.

         The Fund expects that purchases and sales of its securities and temporary instruments usually will be principal transactions. Adjustable rate and fixed rate securities and temporary instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group.

         Neither Keystone nor the Fund intends to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Trustees, however, has determined that the Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The Fund's Board of Trustees periodically reviews the Fund's brokerage policy. In the event of further regulatory development affecting securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

         Investment decisions for the Fund are made independently by Keystone from those of the other funds and investment accounts managed by Keystone. It may frequently develop, however, that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone, FICO or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.


                                DISTRIBUTION PLAN

GENERAL

         The Fund offers Class Y and Z shares. Class Y shares are offered without an initial sales charge and are not subject to a sales charge when they are redeemed. Class Y shares make payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Class Y Distribution Plan").

         Class Z shares are also offered without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. There is no distribution plan with respect to Class Z shares. Class Z shares are available only to certain investors. The prospectus contains a general description of how investors may buy shares of the Fund.

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund's Class Y Distribution Plan has been approved by the Fund's Board of Trustees, including a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto).

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that the Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Class Y Distribution Plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

CLASS Y DISTRIBUTION PLAN. The Class Y Distribution Plan provides that the Fund may expend daily amounts at an annual rate up to 0.35% of the Fund's average daily net asset value attributable to Class Y shares to finance any activity that is primarily intended to result in the sale of Class Y shares, including without limitation, expenditures consisting of the payment of service fees to FICO or others. Such payments are expected to be at a rate of 0.25% of the average daily net assets of Class Y shares.

         Amounts paid by the Fund under the Class Y Distribution Plan are currently used to pay FICO and others, such as broker-dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class Y shares maintained by FICO and such others and outstanding on the books of the Fund for specified periods. The Fund may also make payments to FICO, broker-dealers and others for activities that are primarily intended to result in sales of the Fund's Class Y shares, including, but not limited to, mail promotions and advertising, including the use of member name and address lists of affinity groups, professional associations, trade groups, industry associations, or other associations, for which use royalty payments may be made.

         The Class Y Distribution Plan may be terminated, at any time, by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund's Class Y shares. Any change in the Class Y Distribution Plan that would materially increase the distribution expenses of the Fund's Class Y shares provided for in the Class Y Distribution Plan requires shareholder approval. Otherwise, the Class Y Distribution Plan may be amended by the Trustees, including the Independent Trustees.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Class Y Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Class Y Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of the Class Y Distribution Plan and may also require that total expenditures by the Fund under the Class Y Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above.

         While the Class Y Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's Class Y shares resulting from payments under the Class Y Distribution Plan have benefit the Fund.


                              TRUSTEES AND OFFICERS


         Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the Fund; Chairman of the Board, President and Chief Executive Officer of Keystone Investments, Keystone, Keystone Management, Inc. ("Keystone Management") and Keystone Software, Inc. ("Keystone Software"); President, Chief Executive Officer and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional")and Keystone Fixed Income Advisers ("KFIA"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Director of Keystone Investment Distributors Company ("KIDC"), Keystone Investor Resource Center, Inc. ("KIRC"), and FICO; Director of Boston Childre n's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President, Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Professor, Finance Department, George Washington University; President, Amling & Company
         (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management Corporation (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director of Keystone Investments; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board and Chief Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Principal, Padanaram Associates, Inc.; and former Executive Director, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Trustee, Treasurer, and Chairman of the Finance Committee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways Preservation and Exchange Trust (education); Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company; former Managing Partner, Roscommon Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates (environmental consulting); and former Director, Keystone Investments and Keystone.

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Chief Executive Officer, Carson Products Company; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.


F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman and Of Counsel, Keyser, Crowley, Meub, Layden, Kulig & Sullivan P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Lahey Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Grand Trunk Corporation, Grand Trunk Western Railroad, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Director and President, Associated Industries of Vermont; former Director of Keystone, Central Vermont Railway, Inc., S.K.I. Ltd., and Arrow Financial Corp.; and former Director and Chairman of the Board, Hitchcock Clinic, Proctor Bank, and Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Vice Chair and former Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman, Environmental Warranty, Inc. (insurance agency); Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old State House Association, Middlesex Mutual Assurance Company, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief Investment Officer, The Travelers Corporation; former Trustee, Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro College School of Law; and former President, Nassau County Bar Association.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; Director, Senior Vice President, Chief Financial Officer, and Treasurer of Keystone Investments, KIDC, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software; Vice President and Treasurer of KFIA; Director of KIRC; former Treasurer and Director of Hartwell Keystone; and former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other funds in the Keystone Investments Family of Funds; Vice President and former Controller of Keystone Investments, Keystone, KIDC, FICO, and Keystone Software; and former Controller of Keystone Asset Corporation and Keystone Capital Corporation.

CHRISTOPHER P. CONKEY: Vice President of the Fund; Vice President of certain other funds in the Keystone Investments Family of Funds; and Senior Vice President of Keystone.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
         Vice President and Secretary of all other funds in the Keystone Investments Family of Funds; Senior Vice President, General Counsel, and Secretary of Keystone; Senior Vice President, General Counsel, Secretary, and Director of KIDC, Keystone Management, and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel, and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel, and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; and former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.

* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" of the Fund by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Hartwell Keystone, Keystone, Keystone Investment Distributors Company and Keystone Investor Resource Center, Inc. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and a Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended September 30, 1996, no Trustee or officer received any direct remuneration from the Fund. For the year ended December 31, 1995, aggregate compensation received by the Independent Trustees on a fund complex wide basis (which includes over 30 mutual funds) was $450,716. On November 21, 1996, the Fund's Trustees and officers as a group did not beneficially own any of the Fund's outstanding shares.

         The address of the Fund and its Trustees and officers is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


                               INVESTMENT ADVISER


         Subject to the general supervision of the Fund's Board of Trustees, Keystone is responsible for the overall management of the Fund's business and affairs. Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a private corporation predominantly owned by former and current members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Inc. ("Keystone Management"), Keystone, their affiliates and the Keystone Investments Family of Funds.

         Pursuant to the Advisory Agreement, Keystone manages and administers the Fund's operation and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions.

         The Advisory Agreement stipulates that Keystone shall (i) provide office space and all necessary office facilities, equipment and personnel in connection with its services under the Advisory Agreement; (ii) pay or reimburse the Fund for the compensation of officers and Trustees of the Fund who are affiliated with Keystone and (iii) pay all expenses of Keystone incurred in connection with the provision of its services. In addition, Keystone also assumes and pays or reimburses the Fund for (i) all charges and expenses of any custodian or depository appointed by the Fund for the safekeeping of its cash, securities and other property; (ii) all charges and expenses for bookkeeping and auditors; (iii) all charges and expenses of any transfer agents and registrars appointed by the Fund; (iv) all costs of certificates representing shares of the Fund; (v) all fees and expenses involved in registering and maintaining registrations of the Fund and of its shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying its shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses and statements of additional information for filing with the Commission and other authorities;
(vi) expenses of preparing, printing and mailing prospectuses and statements of additional information to shareholders of the Fund; (vii) all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing notices, reports and proxy materials to shareholders of the Fund; and (viii) all charges and expenses of filing annual and other reports with the Commission and other authorities.

         The Fund assumes and pays all other expenses of the Fund, including, without limitation, (i) fees of the Fund's Independent Trustees; (ii) all brokers' fees, expenses and commissions and issue and transfer taxes chargeable to the Fund in connection with transactions involving securities and other property to which the Fund is a party; (iii) all costs and expenses of distribution of its Class Y shares incurred pursuant to its Class Y Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iv) all charges and expenses of legal counsel for the Fund and for the Fund's Independent Trustees on routine legal matters relating to the Fund, including, without limitation, legal services rendered in connection with the Fund's existence, business trust and financial structure and relations with its shareholders, registrations and qualifications of securities under federal, state and other laws, and issues of securities; (v) all taxes and business trust fees payable by the Fund to federal, state or other governmental agencies; (vi) all interest costs of the Fund; and (vii) all extraordinary expenses and charges of the Fund, including all charges and expenses of legal counsel to the Fund in connection with extraordinary matters, including, without limitation, any litigation involving the Fund, its Trustees, officers, employees or agents. In the event Keystone provides any of these services or pays any of these expenses, the Fund will promptly reimburse Keystone therefor.

         The Fund pays Keystone a fee for its services to the Fund at the annual rate of 0.30% of the average daily net asset value of the shares of the Fund. A pro rata portion of the fee is payable in arrears at the end of each day or calendar month as Keystone may, from time to time, specify to the Fund.

         Currently, Keystone has voluntarily limited the annual expenses of the Fund to no more than 0.55% and 0.30% of Class Y and Class Z average daily net assets, respectively. Keystone intends to continue the foregoing expense limitations on a calendar month-by-month basis. Keystone will periodically evaluate the foregoing expense limitations and may modify or terminate them in the future.Keystone will not be required to reimburse the Fund for amounts in excess of an expense limit if such reimbursement would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

         The Advisory Agreement continues in effect only if approved at least annually (i) by the Board of Trustees of the Fund or by a vote of a majority of the outstanding shares, and (ii) by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares of the Fund. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC")(the
"Merger"). The surviving corporation assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

         If  consummated,  the  proposed  merger  may  be  deemed  to  cause  an assignment, within the meaning of the 1940 Act, of the Advisory Agreement between the Adviser and the Fund. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory" Agreement"). The Funds' Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, such agreements. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including investment advisory fees payable thereunder, that are substantively identical to those in the current agreement.



                                   DISTRIBUTOR


         The Fund has entered into a Distribution Agreement with FICO (the "Distribution Agreement"), a wholly-owned subsidiary of Keystone.

         FICO, as agent, currently has the right to obtain subscriptions for and to sell shares of the Fund. In so doing FICO may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers-dealers or others for sales of shares to them. No such representative or broker-dealer broker shall have any authority to act as agent for the Fund. The Distribution Agreement provides that FICO will bear the expenses of preparing, printing and distributing advertising and sales literature and prospectuses used by it. FICO may receive payments from the Fund pursuant to the Class Y Distribution Plan.

         All subscriptions and sales of shares by FICO are at the public offering price of the shares, as determined in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectus and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. Under the Distribution Agreement, the Fund is not liable to anyone for failure to accept any order.

         FICO has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. FICO has also agreed that it will indemnify and hold harmless the Fund, and each person who has been, is or may be a Trustee or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim, action, suit or proceeding to which any of them may be a party, that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of FICO or any other person for whose acts FICO is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         The Distribution Agreement provides that it will remain in effect for two years and from year to year thereafter as long as its terms and continuance are approved by a majority of the Fund's Independent Trustees at least annually at a meeting called for that purpose, and if its continuance is approved annually by vote of a majority of Trustees, or by vote of a majority of the outstanding shares of the Fund.

         The Distribution Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or on 90 days' written notice by FICO. The Distribution Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         The proposed transaction may also be deemed to cause an assignment, as defined by the 1940 Act, of the Distribution Agreement between the Fund and FICO. As a result, the Fund's Trustees have approved the following agreements, subject to the completion of the Merger: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between KIDC and EFD with respect to the Fund; and (iii) a subadministration agreement between the Adviser and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. KIDC is a wholly-owned subsidiary of Keystone. It is expected that on or about January 2, 1997, Furman Selz LLC will transfer EFD, and Furman Selz LLC's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer: (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between KIDC and EFD with respect to Fund; and (iii) a subadministration agreement between the Adviser and BISYS with respect to the Fund. The terms of such agreements are substantively identical to the terms of the agreements to be executed upon completion of the Merger.


                              DECLARATION OF TRUST


MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated June 19, 1991, as amended (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust is on file as an exhibit to the Fund's Registration Statement. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of the series or class. Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio of securities underlying the series or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Fund offers Class Y and Z but may issue additional classes or series of shares.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Massachusetts courts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the Fund. The possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters shares are entitled to one vote per share. Shares generally vote together as one class on all matters. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting, and in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting electing Trustees, no further meetings of shareholders for the purpose of electing Trustees will be held unless required by law or unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the Fund's outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.


                                    EXPENSES


INVESTMENT ADVISORY FEES

For each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by the Fund to Keystone for services rendered under the Advisory Agreement. The table below also shows the percentage of the Fund's average net assets represented by Keystone's fees. For more information, see "INVESTMENT ADVISER."

                                                                               Percentage of Fund's
Fiscal Year                     Fee Paid to Keystone                           Average Net Assets
Ended                           under the Advisory                             Represented by Keystone's
September 30,                   Agreement                                      Fee
--------------------------      ----------------------------------------       -----------------------------------------
1996                            $121,105                                       0.30%
1995                            $79,819                                        0.30%
1994                            $123,050                                       0.30%

-------------------

DISTRIBUTION PLAN EXPENSES

During the fiscal year ended September 30,, 1996, the Fund paid $23,210 to FICO under its Distribution Plan. For more information, see "Distribution Plans."

BROKERAGE COMMISSIONS

The Fund paid no brokerage commissions for the fiscal years ended September 30, 1994, 1995 and 1996. For more information, see "Brokerage."

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The annual total return for Class Y shares for the fiscal year ended September 30, 1996, was 6.60%. Average annual total return for Class Y shares for the period May 23, 1994 (commencement of operations), through the fiscal period ended September 30, 1996, was 5.77%.

         The annual total return for Class Z for the fiscal year ended September 30, 1996, was 6.86%. The average annual total return for Class Z for the period October 1, 1991 (commencement of operations), through September 30, 1996, was 5.20%.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The current yields for Class Y and Class Z for the 30-day period ended September 30, 1996 were 6.07% and 6.36%, respectively.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

                              FINANCIAL STATEMENTS

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission:

         Schedule of Investments as of September 30, 1996;

         Statement of Assets and Liabilities as of September 30, 1996;

         Statement of Operations for the year ended September 30, 1996;

         Statements of Changes in Net Assets for each of the years in the two-year period ended September 30, 1996;

         Financial Highlights for each of the years in the two-year period ended September 30, 1996, and the period from May 23, 1994 (date of initial public offering) to September 30, 1994, for Class Y shares;

         Financial Highlights for each of the years in the five-year period ended September 30, 1996, for Class Z shares;

         Notes to Financial Statements; and

         Independent Auditors' Report dated November 1, 1996.

         A copy of the Fund's Annual Report will be furnished upon request and without charge. Requests may be made in writing to KIRC, P.O. Box 2121, Boston, Massachusetts 02106-2121 or by calling KIRC toll free at 1-800-343-2898.



                             ADDITIONAL INFORMATION


SMALL ACCOUNTS

         The Fund reserves the right to redeem shares in any account in which the value of shares is less than $1,000. The redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified if their accounts are less than such amount and given 60 days to bring the account up to such amount before the redemption is made.

REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

OTHER INFORMATION

         State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund (the "Custodian"). The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors for the Fund.

         KIRC, 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone and acts as transfer agent and dividend disbursing agent for the Fund.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, statement of additional information or in supplemental sales literature issued by the Fund or FICO, and no person is entitled to rely on any information or representation not contained therein.

         As of November 21, 1996, the following accounts owned of record 5% or more of the Fund's Class Y shares:

                                                           PERCENTAGE
         RECORD OWNER                                      OF CLASS OWNED

         Skyline Telephone Membership Corp                 23.758%
         Attn: Hobart G. Davis
         P.O. Box 759
         Jefferson, NC 28694-0759

         Solano Partnership Health Plan                    21.452%
         Attn: Deborah Cox
         421 Executive Ct. N#A
         Suisun City, CA 94585-4019

         William H. Morgan Jr.                             21.376%
         906 Weightman
         Greenwood, MS 38930-2438

         M & M Farms                                       13.024%
         906 Weightman
         Greenwood, MS 38930-2438

         As of November 21, 1996, the following accounts owned of record 5% or more of the outstanding shares of the Fund's Class Z shares:

                                                           PERCENTAGE OF
         RECORD OWNER                                      OF CLASS OWNED

         Bank of New York Trustee                          55.859%
         FBO Saatchi & Saatchi Cash Bal.
         Retirement Plan Trust
         Attn: Ms. Amy Nellissen
         375 Hudson St
         New York, NY 10014-3658

         Ampex Retirement Master Trust                     22.293%
         P.O. Box 1992
         Boston, MA 02105-1992

         Keystone Investments                              12.493%
         Defined Benefit Pension Trusts
         ATTN: Operations
         200 Berkeley Street 25th Floor
         Boston, MA 02116-5022

         Keystone Investment Distributor                   6.545%
         Attn: Corporate Finance Dept.
         21st Floor
         200 Berkeley Street
         Boston, MA 02116-5022

         The Fund's prospectus and statement of additional information omit certain information contained in its registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

                                     APPENDIX

                           U.S. GOVERNMENT SECURITIES

     Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Government National Mortgage Association ("GNMA") securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S. government.

     Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

     Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. The U.S. government is not obligated by law to provide support to an instrumentality it sponsors. U.S. government securities held by the Fund do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

                             CORPORATE BOND RATINGS

S&P RATINGS

     A Standard & Poor's Corporation ("S&P") corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

     The ratings are based, in varying degrees, on the following considerations:

     1. likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2. nature of and provisions of the obligation; and

     3. protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AAto Amay be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Eligible bond ratings are as follows:

     1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

Moody's Ratings

     Eligible ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

     1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair fundamentally strong position of such issues.

     2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       ADJUSTABLE RATE SECURITIES RATINGS

S&P RATINGS

     An S&P rating of an issue secured by a pool of mortgages is a measure of the likelihood that cash flow from the mortgages is sufficient for timely payment of interest and principal on the rated security. Each rating category generally defines an adverse economic climate that is likely to impact the performance of the mortgages in the pool over time. The rating process for commercial mortgages, like all asset-backed financings, involves a credit, legal structure and cash flow analysis.

     The credit analysis involves an analysis of the originator and an evaluation of the credit quality of the loans and their risk characteristics, such as property types, geographic locations, loan maturity dates, loan-to-value ratios, lien status and loan seasoning.

     The legal structure analysis involves a review of legal documents to determine the documents accurately reflect the specifics of the financing and a review of flow of funds and investment restrictions of any reserve fund or credit enhancement.

     The cash flow analysis involves identification of the type of security created out of the cash flow from the pool of commercial mortgages and the payment terms of the security. Once these items are identified, the individual loan and pool analysis are applied to determine cash flow scenarios for the pool.

     Eligible ratings are as follows:

     1. AAA - Securities rated AAA have the highest rating assigned by S&P and reflect certainty that the issuer at all times will have pledged collateral such that scheduled cash flow and assumed reinvestment income thereon will be sufficient to pay annual interest on the securities and redeem principal at maturity.

     2. AA - Securities rated AA reflect certainty that amounts available from distributions on the mortgage loans and from reserves will be sufficient to pay monthly interest and return principal.

MOODY'S RATINGS

     Moody's rating provides a system of gradation by which the relative credit risks of investments in adjustable rate securities can be judged. Moody's factors into its ratings the frequency, serverity and timing of defaults in order to provide an assessment of the appropriate risk premium for taking on credit risk. In rating adjustable rate securities, Moody's uses the same letter system as that for corporate bonds. In assessing risk, on average, the risks associated with Aaa and Aa rated Moody's corporate bonds would apply to adjustable securities rated Aaa or Aa by Moody's. See the description of Moody's corporate bond ratings set forth above.

                            MONEY MARKET INSTRUMENTS

     Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

COMMERCIAL PAPER

     Commercial paper will consist of issues rated at the time of purchase A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, Inc. ("Fitch's"); or, if not rated, will be issued by companies that have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

S&P RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

     1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

MOODY'S RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1. leading market positions in well-established industries;
         2. high rates of return on funds employed;
         3. conservative capitalization structures with moderate reliance on debt and ample asset protection;
         4. broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
         5. well established access to a range of financial markets and assured sources of alternate liquidity.

     In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

CERTIFICATES OF DEPOSIT

     Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

     Certificates of deposit will be limited to U.S. dollar denominated certificates of United States banks, including their branches abroad, and of U.S. branches of foreign banks, that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements, or of savings and loan associations that are members of the Federal Savings and Loan Insurance Corporation, and have at least $1 billion in assets as of the date of their most recently published financial statements.

     The Fund  will not  acquire  time  deposits  or  obligations  issued by the
International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

     Bankers' acceptances typically arise from short term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, uncondition-ally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total assets at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART C

                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

Item 24 (a).  Financial Statements


All financial statements listed below are incorporated by reference from Registrant's Annual Report, as filed with the Securiteis and Exchange Commission.


Schedule of Investments                     Year ended
                                            September 30, 1996

Financial Highlights:

Class Y Shares                              For each of the years in the
                                            two-year period ended September 30,
                                            1996, and the period from May 23,
                                            1994 (date of initial public
                                            offering) to September 30, 1994

Class Z Shares                              For each of the years in the
                                            five-year period ended
                                            September 30, 1996

Statement of Assets and Liabilities         September 30, 1996

Statement of Operations                     Year ended
                                            September 30, 1996

Statements of Changes in Net Assets         Two years ended
                                            September 30, 1996

Notes to Financial Statements

Independent Auditors' Report                November 1, 1996

(24)(b)   Exhibits


         (1)    Registrant's Declaration of Trust, as amended
                (the "Declaration of Trust")(1)

         (2)    Registrant's By-Laws (the "By-Laws")(1)
                Amendment to By-Laws, Article 4, Section 4.1(2)

         (3)    Not applicable

         (4)(a) Articles III, V, VI and VIII to the Declaration of Trust(1)
            (b) Article 2, Section 2.5 to the By-Laws(1)

         (5) Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company (the "Advisory Agreement")(1)

         (6) Distribution Agreement between Registrant and Fiduciary Investment Company, Inc. (the "Distribution Agreement")(3)

         (7)    Not applicable

         (8) Form of Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company(4)

         (9)    Not applicable

        (10)    Opinion of Counsel(5)

        (11)    Consent as to use of Independent Auditors' Report(2)

        (12)    Not applicable

        (13) Subscription Agreement between Registrant and Keystone Investment Management Company(4)

        (14)    Not applicable

        (15)    Class Y Distribution Plan(6)

        (16) Schedules for the computation of total return and current yield quotations(2)

        (17)    Financial Data Schedules(2)

        (18)    Not applicable

        (19)    Powers of Attorney(2)

------------------------------

        (1) Filed with Post-Effective Amendment No. 7 ("Post-Effective
            Amendment No. 7") to Registration Statement No. 33-42864/811-6412 (the "Registration Statement") and incorporated by reference herein.
        (2) Filed herewith.
        (3) Filed with Post-Effective Amendment No. 3 to the Registration Statement and is incorporated by reference herein.
        (4) Filed with the Registration Statement and incorporated by reference herein.
        (5) Filed with Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1996, (the "24f-2 Notice") and incorporated by reference herein.
        (6) Filed with Post-Effective Amendment No. 4 to the Registration Statement and is incorporated by reference herein.


Item 25. Persons Controlled by or Under Common Control With Registrant

               Not applicable.


Item 26. Number of Holders of Securities

                                          Number of Record
Title of Class                    Holders as of November 21, 1996
--------------                    -------------------------------

Shares of Beneficial
Interest,without par value:

       Class Y                                  67

Shares of Beneficial
Interest, without par value:

       Class Z                                   7


Item 27. Indemnification

         Provisions for the indemnification of Registrant's Trustees and officers are contained in Article VIII of the Declaration of Trust, a copy of which was filed with Post-Effective Amendment No. 7 and is incorporated by reference herein.

         Provisions for the indemnification of Fiduciary Investment Company, Inc., Registrant's principal underwriter, are contained in Section 7 of the Distribution Agreement, a copy of which was filed with Post-Effective Amendment No. 3 to the Registration Statement and is incorporated by reference herein.

         Provisions for the indemnification of Keystone Investment Management Company, Registrant's investment adviser, are contained in Section 5 of the Advisory Agreement, a copy of which was filed with Post-Effective Amendment No. 7 and incorporated by reference herein.


Item 28. Businesses and Other Connections of Investment Adviser

         The following table lists the names of the various officers and directors of Keystone Investment Management Company, Registrant's investment adviser, and their respective positions. For each named individual, the table lists, for at least the past two fiscal years, (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,                 Chief Executive Officer,
                                     Chief Executive            President and Director:
                                     Officer,and              Keystone Investments, Inc.
                                     Director                   Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Investor Resource Center, Inc.
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Former Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.

Philip M. Byrne                     Director                  President and Director:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President:
                                                                Keystone Investments, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Director,                  Director, Senior Vice President
Godfrey                             Senior Vice President,    President, Chief Financial Officer and Treasurer:
                                    Treasurer and               Keystone Investments, Inc.
                                    Chief Financial Officer     Keystone Investment Distributors Company
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

James R. McCall                    Director and               None
                                    President

Ralph J.                           Director                   President and Director:
Spuehler, Jr.                                                   Keystone Investment Distributors Company
                                                              Senior Vice President and Director:
                                                                Keystone Investments, Inc.
                                                              Chairman and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Keystone Management, Inc.
                                                              Formerly President:
                                                                Keystone Management, Inc.
                                                              Formerly Treasurer:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone America Hartwell Growth Fund, Inc.

Rosemary D.                        Senior Vice                General Counsel, Senior Vice President and Secretary:
Van Antwerp                         President,                  Keystone Investments, Inc.
                                    General Counsel           Senior Vice President and General Counsel:
                                    and Secretary               Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Former Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                              Keystone Investments, Inc.
                                                              Keystone Investment Distributors Company
                                                              Keystone Institutional Company, Inc.
                                                              Keystone Management, Inc.
                                                              Keystone Institutional Company, Inc.
                                                              Keystone Software, Inc.
                                                              Fiduciary Investment Company, Inc.
                                                              Formerly Controller:
                                                              Keystone Investments, Inc.
                                                              Keystone Investment Management Company
                                                              Keystone Investment Distributors Company
                                                              Keystone Institutional Company, Inc.
                                                              Keystone Management, Inc.
                                                              Keystone Software, Inc.
                                                              Fiduciary Investment Company, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                              Keystone Investments, Inc.
                                                              Keystone Investment Distributors Company
                                                              Keystone Institutional Company, Inc.
                                                              Keystone Management, Inc.
                                                              Keystone Software, Inc.
                                                              Fiduciary Investment Company, Inc.

Robert K.                          Vice President             None
Baumback

Betsy A. Blacher                   Senior Vice                None
                                    President

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

John F. Addeo                      Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medredeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H.                         Vice President             None
Parsons

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Mary J. Willis                     Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Wanble                  Vice President             None

Walter Zagrobski                   Vice President             None

Joseph J.                          Asst. Vice President       None
Decristofaro

Item 29. Principal Underwriter


         (a) Fiduciary Investment Company, Inc., which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

                Keystone Institutional Trust
                Master Reserves Trust

         (b) For information with respect to each Director and officer of Fiduciary Investment Company, Inc., refer to the following table:

                           Position and Offices               Position and
Name and Principal         with Fiduciary                     Offices with
Business Address           Investment Company, Inc.           the Fund
------------------         ------------------------           ------------

Ralph J. Spuehler, Jr.     President and Director             None

Rosemary D. Van Antwerp    Senior Vice President,             Senior Vice
                           General Counsel and                President and
                           Director                           Secretary

Edward F. Godfrey          Treasurer                          Senior Vice
                                                              President

Albert H. Elfner, III      Director                           President,
                                                              Chief
                                                              Executive
                                                              Officer and
                                                              Trustee

J. Kevin Kenely            Vice President                     Treasurer

John D. Rogol              Vice President and                 None
                           Controller


         The business address of the above-listed persons is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


Item 29. Principal Underwriter  (continued).

         (c)  Not applicable.


Item 30. Location of Accounts and Records

         Keystone Investments, Inc.
         200 Berkeley Street
         Boston, MA  02116-5034

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, MA  02171

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, MA  02277


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and in The Commonwealth of Massachusetts, on the 6th day of December, 1996.

                                       KEYSTONE INSTITUTIONAL
                                       ADJUSTABLE RATE FUND


                                       By:/s/ Rosemary D. Van Antwerp
                                          ---------------------------
                                          Rosemary D. Van Antwerp
                                          Senior Vice President
                                          and Secretary


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of December, 1996.


SIGNATURES                             TITLE
----------                             -----

/s/ George S. Bissell                  Chairman of the Board and Trustee
-------------------------
George S. Bissell*


/s/ Albert H. Elfner, III              President, Chief Executive Officer
-------------------------              and Trustee
Albert H. Elfner, III*


/s/ J. Kevin Kenely                    Treasurer (Principal Financial
-------------------------              and Accounting Officer)
J. Kevin Kenely*


                                       *By:/s/ James M. Wall
                                           ---------------------------
                                           James M. Wall**
                                           Attorney-in-Fact


SIGNATURES                             TITLE
----------                             -----

/s/ Frederick Amling                   Trustee
--------------------------
Frederick Amling*

/s/ Charles A. Austin, III             Trustee
--------------------------
Charles A. Austin, III*


/s/ Edwin D. Campbell                  Trustee
--------------------------
Edwin D. Campbell*


/s/ Charles F. Chapin                  Trustee
--------------------------
Charles F. Chapin*


/s/ K. Dun Gifford                     Trustee
--------------------------
K. Dun Gifford*


/s/ Leroy Keith, Jr.                   Trustee
--------------------------
Leroy Keith, Jr.*


/s/ F. Ray Keyser, Jr.                 Trustee
--------------------------
F. Ray Keyser, Jr.*


/s/ David M. Richardson                Trustee
--------------------------
David M. Richardson*


/s/ Richard J. Shima                   Trustee
--------------------------
Richard J. Shima*


/s/ Andrew J. Simons                   Trustee
--------------------------
Andrew J. Simons*


                                       *By:/s/ James M. Wall
                                           ---------------------------
                                           James M. Wall**
                                           Attorney-in-Fact


**James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS



Exhibit Number             Exhibit
--------------             -------

      1                    Declaration of Trust(1)

      2                    By-Laws(1)
                           Amendment to By-Laws(2)

      5                    Advisory Agreement(1)

      6                    Distribution Agreement(3)

      8                    Custodian, Fund Accounting and
                             Recordkeeping Agreement(4)

     10                    Opinion of Counsel(5)

     11                    Independent Auditors' Consent(2)

     13                    Subscription Agreement(4)

     15                    Class Y Distribution Plan(6)

     16                    Total Return and Current Yield
                           Schedules(2)

     17                    Financial Data Schedules(filed as Exhibit 27)(2)

     19                    Powers of Attorney(2)

-----------------------

(1) Incorporated by reference herein to Post-Effective Amendment No. 7 to the Registration Statement.
(2)  Filed herewith
(3) Incorporated by reference herein to Post-Effective Amendment No. 3 to the Registration Statement.
(4)  Incorporated by reference  herein to the Registration Statement.
(5)  Incorporated by reference herein to the 24f-2 Notice.
(6) Incorporated by reference herein to Post-Effective Amendment No. 4 to the Registration Statement.